Note 12 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2022	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	24,693	—	24,693
Totals	$24,693	$—	$24,693
Fiscal year ended October 31, 2021	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(19,898)	—	(19,898)
Totals	$(19,898)	$—	$(19,898)
Fiscal year ended October 31, 2020	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	18,041	—	18,041
Totals	$18,041	$—	$18,041

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2022	2021	2020
“Expected” income taxes (benefit)	$(67,704)	$1,384,030	$(1,281,668)
Increase (reduction) in income tax expense (benefit) resulting from:
State income taxes, net of federal benefit	10,217	136,875	(139,736)
Provision to return reconciliation adjustment	11,516	(13,721)	350
Excess tax benefits related to share-based compensation	(44,562)	(9,118)	14,473
PPP Loan forgiveness	—	(1,046,094)	—
Non-deductible life insurance premiums	5,527	5,527	5,526
Other differences, net	4,338	1,642	7,879
Change in valulation allowance	105,361	(479,039)	1,411,217
Reported income tax expense (benefit)	$24,693	$(19,898)	$18,041

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2022	2021
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$32,600	$30,238
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	894,666	873,433
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	90,306	187,108
Share-based compensation expense	72,925	59,622
Section 163(j) interest	101,682	18,527
Net operating loss carryforwards	3,156,960	3,114,714
Plant and equipment, due to differences in depreciation and capital gain recognition	13,822	—
Other	23,223	33,383
Total gross deferred tax assets	4,386,184	4,317,025
Valuation allowance	(4,386,184)	(4,280,823)
Net deferred tax assets	—	36,202
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	—	(36,202)
Total gross deferred tax liabilities	—	(36,202)
Net deferred tax asset	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2022	2021
Unrecognized tax benefits balance at beginning of year	$28,488	$48,941
Gross decreases for tax positions of prior years	—	(20,453)
Gross increases for current year tax positions	—	—
Unrecognized tax benefits balance at end of year	$28,488	$28,488